Digital Currencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Digital Currencies [Line Items]
Prices of bitcoin	$ 93,366	$ 42,244	$ 16,548
Price of ethereum	3,333	1,674	1,197
Revaluation (gain) loss	898,691	10,991	$ 8,010,913
Receivables from agreements	169,037
Related party [Member]
Digital Currencies [Line Items]
Receivables from agreements	$ 171,344	$ 565,680